Document and Entity Information	Nov. 01, 2016
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2015
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Nov. 01, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	May 01, 2016
Eaton Vance Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	ETEGX
Eaton Vance Small-Cap Fund | Class B
Risk/Return:
Trading Symbol	EBSMX
Eaton Vance Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECSMX
Eaton Vance Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISGX
Eaton Vance Small-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSGX